Expense Example - RAUB BROCK DIVIDEND GROWTH ETF [Member]	Sep. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160